Operating Lease Liabilities - Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Lease Liabilities [Abstract]
One year	$ 227	$ 398
Two years	228	181
Three years	1,421	181
Four years	1,100	181
Five years	1,729	0
Total undiscounted operating lease commitments	4,705	941
Less: Discount adjustment	(397)	(38)
Total operating lease liabilities	4,308	903
Less: current portion	(211)	(381)
Operating lease liabilities, non-current portion	$ 4,097	$ 522